SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
Disclosure of foreign currency exchange rates used to translate other currencies into Euro
The principal foreign currency exchange rates used to translate other currencies into Euro were as follows:

	2018		2017		2016
	Average	At December 31,	Average	At December 31,	Average	At December 31,
U.S. Dollar	1.1810	1.1450	1.1297	1.1993	1.1069	1.0541
Pound Sterling	0.8847	0.8945	0.8767	0.8872	0.8194	0.8562
Swiss Franc	1.1550	1.1269	1.1117	1.1702	1.0901	1.0739
Japanese Yen	130.3959	125.8500	126.7112	135.0100	120.2169	123.4000
Chinese Yuan	7.8081	7.8751	7.6290	7.8044	7.3519	7.3202
Australian Dollar	1.5797	1.6220	1.4732	1.5346	1.4883	1.4596
Canadian Dollar	1.5294	1.5605	1.4647	1.5039	1.4659	1.4188
Singapore Dollar	1.5926	1.5591	1.5588	1.6024	1.5275	1.5234
Hong Kong Dollar	9.2559	8.9675	8.8045	9.3720	8.5924	8.1751

Disclosure of straight line depreciation rates
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Depreciation rates
Industrial buildings	3% - 20%
Plant, machinery and equipment	5% - 22%
Other assets	12% - 25%